Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos (Tables)	12 Months Ended
Mar. 31, 2022
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos [Abstract]
Reconciliation of Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos
The following table provides a reconciliation of Cash and cash equivalents, Restricted cash and Restricted cash - Asbestos reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	31 March
(Millions of US dollars)	2022	2021
Cash and cash equivalents	$125.0	$208.5
Restricted cash	5.0	5.0
Restricted cash - Asbestos	141.9	104.9
Total cash and cash equivalents, restricted cash and restricted cash - Asbestos	$271.9	$318.4

Reconciliation of Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos
The following table provides a reconciliation of Cash and cash equivalents, Restricted cash and Restricted cash - Asbestos reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	31 March
(Millions of US dollars)	2022	2021
Cash and cash equivalents	$125.0	$208.5
Restricted cash	5.0	5.0
Restricted cash - Asbestos	141.9	104.9
Total cash and cash equivalents, restricted cash and restricted cash - Asbestos	$271.9	$318.4